Cash-based awards (Details 5) SFr / shares in Units, SFr in Millions	6 Months Ended
Jun. 30, 2016 CHF (SFr) SFr / shares
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 1,538
Contingent Capital Awards (CCA)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	In 6M16, the Bank awarded Contingent Capital Awards (CCA) with a total value of CHF 217 million. CCA are scheduled to vest on the third anniversary of the grant date and will be expensed over a three-year period from the grant date.
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 217
Estimated unrecognized compensation expense	SFr 211
Contingent Capital Awards (CCA) | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Contingent Capital Share Awards Conversion | Grant Date, March, 2016
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	In March 2016, the Bank executed a voluntary exchange offer, under which employees had the right to voluntarily convert a portion of their respective CCA into Contingent Capital share awards at a conversion price of CHF 14.57. CCA holders elected to convert CHF 213 million of their CCA into the new Contingent Capital share awards during the election period. This fair value represented an approximate conversion rate of 15%. Each Contingent Capital share award had a grant-date fair value of CHF 14.45 and contains the same contractual term, vesting period, performance criteria and other terms and conditions as the original CCA. Upon conversion, CHF 135 million of the liability related to CCA that were converted into Contingent Capital share awards was reclassified to total shareholder's equity.
Percentage of employees electing to exchange their existing awards for new awards	15.00%
Conversion price | SFr / shares	SFr 14.57
Grant-date fair value | SFr / shares	SFr 14.45
Amount of cash awards that were converted into share awards	SFr 213
Amount relating to the liability of cash awards reclassified into total shareholders' equity	135
Other Cash Awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	183
Estimated unrecognized compensation expense	SFr 266
Other Cash Awards | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	2 years
Plus Bond awards | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years